Interim Consolidated Statements of Operations, Comprehensive Loss and Deficit - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
EXPENSES
Accounting, audit and legal	$ 63,546	$ 14,548	$ 98,364	$ 46,211
Consulting expense	111,399	135,899	205,042	173,272
Finders fees	34,182	10,939	54,746	59,816
Filing and transfer agent fees	10,285	7,231	14,660	11,807
Management fees	57,593	30,000	101,510	60,000
Stock-based compensation	0	0	60,000	0
Travel and administration expenses	21,045	0	24,272	0
Marketing	15,312	0	30,933	0
Investor relations expense	20,096	0	20,096	0
Bank charges and interest	21,665	16,986	34,655	52,374
Project development costs	0	27,230	0	102,683
Total expenses	355,123	242,833	644,278	506,163
PROFIT (LOSS) BEFORE OTHER ITEMS	(355,123)	(242,833)	(644,278)	(506,163)
Foreign exchange (loss) gain	16,272	(24,944)	19,681	(58,937)
Minority shareholders' interest	(12,194)	0	(12,194)	0
NET PROFIT (LOSS) FOR THE PERIOD	(351,045)	(267,777)	(636,791)	(565,100)
Other comprehensive income	0	0	0	0
NET COMPREHENSIVE LOSS FOR THE PERIOD	$ (351,045)	$ (267,777)	$ (636,791)	$ (565,100)
POST-SHARE CONSOLIDATION
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	252,435,755	44,421,004	252,435,755	44,421,004
BASIC AND DILUTED (LOSS) PROFIT PER SHARE	$ (0.001)	$ (0.006)	$ (0.003)	$ (0.010)